Risks and Uncertainties (Tables)	9 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Schedule of Loan Repurchase Reserve Activity	The following presents the activity of the Company’s loan repurchase reserve:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2024	2023	2024	2023
Loan repurchase reserve at beginning of period	$11,721	$21,832	$19,472	$26,745
(Recovery)/provision	(3,226)	866	(10,168)	178
Charge-offs	(558)	(945)	(1,367)	(5,170)
Loan repurchase reserve at end of period	$7,937	$21,753	$7,937	$21,753